FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Financials Instruments [Abstract]
Disclosure of financial instruments [text block]
NOTE 23. FINANCIAL INSTRUMENTS

23.1	Classification

Arauco's financial instruments as of December 31, 2023 and 2022, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial instruments	12-31-2023		12-31-2022
Thousands of dollars	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets at fair value through profit or loss (held for trading)	132,869	132,869	110,208	110,208
Derivative (1)	61	61	144	144
Mutual funds (1)	132,808	132,808	110,064	110,064

Financial assets at amortized cost	1,551,929	1,551,929	1,476,046	1,476,046
Cash and cash equivalents (amortized cost)	437,200	437,200	557,143	557,143
Cash	338,033	338,033	298,577	298,577
Time deposits	99,167	99,167	258,566	258,566
Accounts receivable (net)	1,099,403	1,099,403	905,969	905,969
Trade receivables	688,134	688,134	726,972	726,972
Lease receivable	80,925	80,925	28,935	28,935
Sundry debtors	11,320	11,320	8,911	8,911
Other receivables	248,217	248,217	56,973	56,973
Prepayments	70,807	70,807	84,178	84,178
Accounts receivable from related parties	2,616	2,616	7,563	7,563
Other financial assets (2)	12,710	12,710	5,371	5,371

Hedging assets	41,044	41,044	73,156	73,156

Financial liabilities at amortized cost (3)	7,896,442	7,227,349	6,572,325	6,331,528
Bonds issued denominated in U.S. dollars	3,402,747	2,936,324	3,397,376	3,136,318
Bonds issued denominated in U.F. (4)	1,594,291	1,323,194	1,116,083	1,167,251
Bank borrowings in U.S. dollars	878,793	933,723	415,462	408,278
Bank borrowings in other currencies	620,258	633,755	525,215	501,492
Lease liabilities	559,382	559,382	264,224	264,224
Trade and other payables	811,032	811,032	832,954	832,954
Accounts payable to related parties	29,939	29,939	21,011	21,011

Financial liabilities at fair value through profit or loss	498	498	17	17

Hedging liabilities	107,506	107,506	76,669	76,669

(1)
Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.

(2)	Corresponds to the balance of assets from margin call for current derivatives (collateral).
(3)
Financial liabilities measured at amortized cost, other than “Trade and other payables”, “
Accounts payable to related parties”
and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.

(4)	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

23.2	Fair Value Hierarchy of Financial Assets and Liabilities

The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2023 and 2022, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	12-31-2023	Level 1	Level 2	Level 3
Fair value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Derivatives	61		61	-
Mutual Funds	132,808	132,808	-	-

Hedging assets	41,044	-	41,044	-

Financial liabilities at fair value through profit or loss	498	-	498	-
Hedging liabilities	107,506	-	107,506	-

	12-31-2022	Level 1	Level 2	Level 3
Fair value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Derivatives	144	-	144	-
Mutual Funds	110,064	110,064	-	-

Hedging assets	73,156	-	73,156	-

Financial liabilities at fair value through profit or loss	17	-	17	-
Hedging liabilities	76,669	-	76,669	-

At the closing date of these consolidated financial statements, there have been no transfers between the different hierarchy levels.

23.3	Explanation of the valuation of financial instruments.

Cash and cash equivalent and accounts receivable

The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.

Derivative financial instruments

Arauco's current derivatives are valued under the cash flow discount method. These flows are discounted at the rate applicable according to the transaction’s and counterparties’ risk, using an internal methodology based on the information obtained from Bloomberg.

Given that our cross-currency swaps correspond to future flows in U.F., U.S. dollars and Euros, Arauco calculates the current value of such flows by using the U.F. zero coupon curve, dollar zero coupon and the Euro zero coupon.

The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these consolidated financial statements.

The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.

The fair value of zero cost collar contracts is calculated by reference to the price differential between the agreed price range and the market price of the hedge’s object.

The counterparty risk uses the Z-Spread obtained from the curve of the bonds issued by counterparties, and they are deducted from each flow as appropriate.

Financial Liabilities

The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.

The fair value of bank borrowings was determined based on discounted cash flow analysis applying the corresponding discount yield curves to the remaining term to maturity.

Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.

The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2023 and 2022:

	12-31-2023
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities , Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities , Total	Total
Bonds obligations	29,114	569,526	598,640	296,326	708,379	3,393,693	4,398,398	4,997,038
Bank borrowings	86,243	388,779	475,022	786,031	169,016	68,982	1,024,029	1,499,051
Swap and Forward	8,863	-	8,863	99,141	-	-	99,141	108,004
Total other financial liabilities (a)	124,220	958,305	1,082,525	1,181,498	877,395	3,462,675	5,521,568	6,604,093

	12-31-2023
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	16,911	30,331	47,242	70,451	58,933	382,756	512,140	559,382
Total lease liabilities (b)	16,911	30,331	47,242	70,451	58,933	382,756	512,140	559,382

	12-31-2023
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	744,010	16,445	760,455	27,763	-	22,814	50,577	811,032
Accounts payable to related companies	6,958	-	6,958	-	7,581	15,400	22,981	29,939
Total accounts payable (c)	750,968	16,445	767,413	27,763	7,581	38,214	73,558	840,971

Total financial liabilities (a) + (b) + (c)	892,099	1,005,081	1,897,180	1,279,712	943,909	3,883,645	6,107,266	8,004,446

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	29,114	66,436	95,550	585,518	782,344	3,050,047	4,417,909	4,513,459
Bank borrowings	109,889	167,905	277,794	368,353	164,873	129,657	662,883	940,677
Swap and Forward	2,107	-	2,107	74,579	-	-	74,579	76,686
Total other financial liabilities (a)	141,110	234,341	375,451	1,028,450	947,217	3,179,704	5,155,371	5,530,822

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	11,339	25,445	36,784	45,904	38,906	142,630	227,440	264,224
Total lease liabilities (b)	11,339	25,445	36,784	45,904	38,906	142,630	227,440	264,224

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	795,533	17,305	812,838	2,462	-	17,654	20,116	832,954
Accounts payable to related companies	14,280	-	14,280	3,283	-	3,448	6,731	21,011
Total accounts payable (c)	809,813	17,305	827,118	5,745	-	21,102	26,847	853,965

Total financial liabilities (a) + (b) + (c)	962,262	277,091	1,239,353	1,080,099	986,123	3,343,436	5,409,658	6,649,011

23.4	Derivative Instruments

Hedging instruments recorded as of December 31, 2023 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options. Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the consolidated statements of financial position under other non-current financial assets or other non-current financial liabilities, respectively. The effects for the period are presented in consolidated statement of changes in equity as other comprehensive income or the consolidated statements of comprehensive income as finance income or finance costs, net of differences in exchange rate of the hedged items and the deferred tax.

A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2023 and 2022, is presented below:

Financial instruments	12-31-2023 Fair value ThU.S.$	12-31-2022 Fair value ThU.S.$
Financial assets at fair value through profit or loss	61	144
Derivatives (1)	61	144

Hedging assets	41,044	73,156
Derivatives (1)	7,533	17,629
Cross Currency Swaps (2)	33,511	55,527

Financial liabilities at fair value through profit or loss	(498)	(17)
Derivatives (1)	(2)	(17)
Forward	(496)	-

Hedging liabilities	(107,506)	(76,669)
Derivatives (1)	(1,201)	(650)
Cross currency swaps (2)	(106,305)	(76,019)
(1)

Includes HFO swap, zero cost collar, forward and IRS from Chile, USA, Argentina and Uruguay tables.
(2)

Includes cross currency swaps from Chile.

23.4.1. Chile

In order to cover the exposure to variation in cash flows associated with fluctuations in exchange rates, interest rates or commodity prices, Arauco Chile has the following derivatives as of December 31, 2023 and 2022:

Cross currency swaps

Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	12-31-2023 fair value ThU.S.$	12-31-2022 fair value ThU.S.$
F	Scotiabank	24,453,184	636,364	10-30-2014	4-30-2023	-	1,625
F	Scotiabank	24,422,642	636,364	10-30-2014	4-30-2023	-	1,673
F	Santander	24,167,222	636,364	10-30-2014	4-30-2023	-	1,905
F	BCI	21,000,013	545,455	10-30-2021	10-30-2029	2,400	2,692
F	BCI	23,940,993	636,364	10-30-2014	4-30-2023	-	2,154
F	Scotiabank	21,025,232	545,455	10-30-2021	10-30-2029	2,673	3,212
F	Banco de Chile	20,714,763	545,455	4-30-2019	10-30-2029	1,998	2,104
F	BCI	20,933,693	545,455	4-30-2023	10-30-2029	1,922	-
F	BCI	20,959,872	545,455	4-30-2023	10-30-2029	1,901	-
F	BCI	20,520,850	545,455	4-30-2023	10-30-2029	2,273	-
F	BCI	20,714,761	545,455	4-30-2023	10-30-2029	2,104	-
P	BCI	31,500,021	818,182	11-15-2021	11-15-2032	4,019	4,709
P	BCI	31,497,364	818,182	11-15-2021	11-15-2032	4,861	5,695
P	Itau	34,698,415	818,182	11-15-2023	11-15-2032	(407)	-
P	Santander	68,322,611	1,636,363	11-15-2023	11-15-2032	(685)	-
P	Scotiabank	36,629,274	863,636	11-15-2013	11-15-2023	-	(1,025)
P	Santander	36,059,158	863,636	11-15-2013	11-15-2023	-	(448)
P	Deutsche	36,059,158	863,636	11-15-2013	11-15-2023	-	(401)
R	Santander	128,611,183	3,000,000	10-1-2014	4-1-2024	(4,612)	(5,117)
R	JP Morgan	43,185,224	1,000,000	10-1-2014	4-1-2024	(1,556)	(1,725)
R	Itau	43,277,070	1,000,000	10-1-2014	4-1-2024	(1,447)	(1,835)
S	Santander	201,340,031	5,000,000	11-15-2016	11-15-2026	8,946	10,004
W	Goldman Sachs	40,521,750	1,000,000	10-10-2018	10-10-2028	(129)	(167)
W	Scotiabank	40,537,926	1,000,000	10-10-2018	10-10-2028	(154)	(148)
W	Goldman Sachs	40,066,555	1,000,000	10-10-2018	10-10-2028	414	369
X	Santander	118,400,504	3,000,000	10-10-2018	10-10-2038	(6,778)	10,457
X	Santander	97,971,786	2,500,000	10-10-2018	10-10-2038	(5,358)	8,928
Y	JP Morgan	89,387,460	2,000,000	4-10-2023	4-10-2032	(9,435)	-
Z	Santander	90,274,363	2,000,000	4-10-2023	4-10-2032	(10,687)	-
Z	Banco de Chile	44,572,044	1,000,000	4-10-2023	4-10-2032	(4,135)	-
Z	JP Morgan	44,572,044	1,000,000	4-10-2023	4-10-2032	(4,290)	-
Z	JP Morgan	44,559,642	1,000,000	4-10-2023	4-10-2032	(3,962)	-
AB	BCI	43,724,036	1,000,000	5-15-2023	5-15-2033	(3,116)	-
AB	BCI	43,709,927	1,000,000	5-15-2023	5-15-2033	(2,744)	-
AB	BCI	43,762,973	1,000,000	5-15-2023	5-15-2033	(2,893)	-
AB	Banco de Chile	43,601,403	1,000,000	5-15-2023	5-15-2033	(2,534)	-
AB	Itau	43,654,189	1,000,000	5-15-2023	5-15-2033	(2,581)	-
						(33,992)	44,661

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	12-31-2023 fair value ThU.S.$	12-31-2022 fair value ThU.S.$
Santander	83,767,059	70,588,235	6-15-2021	12-15-2029	(8,173)	(13,279)
Banco de Chile	41,883,529	35,294,118	6-15-2021	12-15-2029	(3,640)	(6,491)
MUFG	83,767,059	70,588,235	6-15-2021	12-15-2029	(7,729)	(12,898)
JP Morgan	167,534,118	141,176,471	6-15-2021	12-15-2029	(15,392)	(26,033)
HSBC	41,883,529	35,294,118	6-15-2021	12-15-2029	(3,868)	(6,452)
					(38,802)	(65,153)

23.4.2.	Uruguay

Forward

As of December 31, 2023 and 2022, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintained the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	12-31-2023 notional ThU.S.$	12-31-2023 fair value ThU.S.$	12-31-2022 notional ThU.S.$	12-31-2022 fair value ThU.S.$
UYUUSD	HSBC - Uruguay	8,490	292	13,735	1,138
UYUUSD	Citibank U.K.	5,550	163	-	-
UYUUSD	Itau - Uruguay	12,855	358	8,480	451
UYUUSD	Itau - Uruguay	-	-7	-	-
UYUUSD	Banco de la República Oriental de Uruguay	1,920	107	3,805	166
EURUSD	Itau - Uruguay	299	14	859	33
EURUSD	Santander - Uruguay	916	10	2,416	3
EURUSD	Santander - Uruguay	-	-	-	(1)
			937		1,790

Commodity swap

Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2023 and 2022, are detailed below:

Commodity	Institution	12-31-2023 notional ThU.S.$	12-31-2023 fair value ThU.S.$	12-31-2022 notional ThU.S.$	12-31-2022 fair value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	4,257	43	7,367	677
Fuel Oil N°6	DNB Bank ASA	7,206	9	7,366	62
Fuel Oil N°6	BNP Paribas	4,111	19	-	-
Fuel Oil N°6	JP Morgan - N.A.	-	(353)	-	(252)
Fuel Oil N°6	DNB Bank ASA	-	(530)	-	(397)
Fuel Oil N°6	BNP Paribas	-	(313)	-	-
			(1,125)		90

Interest rate swap

In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay, does not maintains any Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2023 and 2022 is shown below:

Exchange rate	Institution	Notional ThU.S.$	12-31-2023 fair value ThU.S.$	12-31-2022 fair value ThU.S.$
USD	DNB Bank ASA	-	-	110
			-	110

Note: The values and amounts indicated in the section 23.4.2 correspond to 50% of the total Uruguayan companies amounts, showing the participation that Arauco has in this companies.

23.4.3.	United States

Interest rate swap

Arauco through its subsidiary in United States maintains an Interest Rate Swap with the purpose of setting the interest rate of a variable rate debt in the same currency (USD). The instrument was settled on September 2020 and the valuation off this instrument as of December 31, 2023 and 2022 is shown below:

Institution	Amount ThU.S.$	Starting date	Ending date	12-31-2023 fair value ThU.S.$	12-31-2022 fair value ThU.S.$
JP Morgan - N.A.	70,000,000	4-28-2020	4-28-2024	2,234	5,062
Goldman Sachs N.A.	70,000,000	4-28-2020	4-28-2024	2,109	5,004
JP Morgan - N.A.	70,000,000	4-28-2020	4-28-2024	2,236	5,067
				6,579	15,133

23.4.4.

Argentina

As of December 31, 2023 and 2022, Arauco through its subsidiary in Argentina maintained the following forward contracts in force and effect for the purposes of ensuring an exchange rate of dollars:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	12-31-2023 fair value ThU.S.$	12-31-2022 fair value ThU.S.$
ARSUSD	BBVA - Argentina	6,000	3-30-2023	4-28-2023	-	(17)
ARSUSD	HSBC	5,000	11-29-2023	1-31-2024	(496)	-
					(496)	(17)

23.5	Cash equivalent, loans, receivables and other financial assets

The financial assets measured at amortized cost using the effective interest method and tested for impairment are: cash and cash equivalent, time deposits, repurchase agreements, trade and other current/non-current receivables (with third parties and from related parties).

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and other current/non-current receivables” and “Accounts receivable from related parties”.

As of December 31, 2023 and 2022, there are provisions for impairment for ThU.S.$ 10,430 and ThU.S.$ 7,960, respectively.

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,551,929	1,476,046
Cash and cash equivalents (Mutual Funds not included)	437,200	557,143
Cash	338,033	298,577
Time deposits	99,167	258,566
Accounts receivables (net)	1,102,019	913,532
Trade receivables	688,134	726,972
Lease receivable	80,925	28,935
Sundry debtors	11,320	8,911
Other receivables	248,217	56,973
Prepayments	70,807	84,178
Accounts receivable from related parties	2,616	7,563
Other financial assets (*)	12,710	5,371
(*) Corresponds to the balance of assets from margin call for current derivatives (collateral).

23.5.1. Cash and cash equivalents

Includes cash on hand, bank checking account balances and time deposits and other short-term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.

The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2023 and 2022, classified by currency is as follows:

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Cash and cash equivalents	570,008	667,207
U.S. dollars	310,108	395,254
Euro	6,532	4,884
Real	30,402	103,829
Argentine pesos	58,592	97,859
Mexican pesos	26,439	28,564
Other currencies	3,149	26,793
Chilean pesos	134,786	10,024

23.5.2 Time deposits and repurchase agreements:
The investment objective of time deposits and repurchase  agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

23.5.3 Trade and other receivables:
These represent enforceable rights for Arauco resulting from the normal course of the business.

23.5.4 Sundry debtors:
These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.

The allowance for doubtful accounts is presented as a deduction of trade and other receivables. The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments, and is written-off when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.

23.5.5 Accounts receivable from related parties
:
Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling ownership of the counterparty.

The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2023 and 2022:

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Trade and other current receivables	997,902	873,295
U.S. dollars	711,883	614,204
Euros	30,330	36,425
Real	67,137	50,646
Argentine pesos	19,916	33,287
Mexican pesos	34,234	33,089
Other currencies	640	1,972
Chilean pesos	115,907	97,616
U.F.	17,855	6,056

Accounts receivable from related parties, current	2,616	7,563
Other currencies	14	-
Argentine pesos	174	4,713
Chilean pesos	2,428	2,850

Trade and other non-current receivables	101,501	32,674
U.S. dollars	13,613	5,880
Real	21,614	-
Chilean pesos	1,889	3,434
U.F.	64,385	23,360

23.6
Financial li
abilities

Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial liabilities	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Total financial liabilities	8,004,446	6,649,011
Financial liabilities at fair value through profit or loss	498	17
Hedging liabilities	107,506	76,669
Financial liabilities at amortized cost	7,896,442	6,572,325

The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2023 and 2022.
	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Bank borrowings - current portion	304,830	139,252
Bonds issued - current portion	89,970	95,550
Total	394,800	234,802

23.7 Financial liabilities measured at amortized cost

Financial liabilities correspond to non-derivative financial instruments with contractual cash-flow payments that can be either fixed or variable.

Also, this category includes those non-derivative financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.

At the end of these consolidated financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2023	12-31-2022	12-31-2023	12-31-2022
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized cost		Fair value
Total financial liabilities		7,896,442	6,572,325	7,227,349	6,331,528
Bonds issued	U.S. dollar	3,402,747	3,397,376	2,936,324	3,136,318
Bonds issued	U.F.	1,594,291	1,116,083	1,323,194	1,167,251
Bank borrowings	U.S. dollar	878,793	415,462	933,723	408,278
Bank borrowings	Euro	414,428	455,325	633,755	501,492
Bank borrowings	Other currencies	205,830	69,890	-	-
Lease liabilities	U.F.	31,797	16,936	31,797	16,936
Lease liabilities	Chilean pesos	33,489	11,265	33,489	11,265
Lease liabilities	Real	364,011	101,269	364,011	101,269
Lease liabilities	Mexican pesos	3,540	3,238	3,540	3,238
Lease liabilities	U.S. dollar	126,199	131,292	126,199	131,292
Lease liabilities	Euro	150	201	150	201
Lease liabilities	Other currencies	196	23	196	23
Trade and other payables	U.S. dollar	173,681	234,226	173,681	234,226
Trade and other payables	Euro	18,933	23,277	18,933	23,277
Trade and other payables	Real	98,198	85,450	98,198	85,450
Trade and other payables	Argentine pesos	46,403	54,078	46,403	54,078
Trade and other payables	Mexican pesos	18,336	16,791	18,336	16,791
Trade and other payables	Other currencies	14,609	10,476	14,609	10,476
Trade and other payables	Chilean pesos	399,338	369,300	399,338	369,300
Trade and other payables	U.F.	41,534	39,356	41,534	39,356
Accounts payable to related parties	U.S. dollar	15,400	202	15,400	202
Accounts payable to related parties	Chilean pesos	14,539	20,809	14,539	20,809

The financial liabilities at amortized cost presented in the consolidated statements of financial position as of December 31, 2023 and 2022 are as follows:

	12-31-2023 ThU.S.$
	Current	Non-current	Total
Other financial liabilities	1,073,662	5,422,427	6,496,089
Lease liabilities	47,242	512,140	559,382
Trade and other payables	760,455	50,577	811,032
Accounts payable to related parties	6,958	22,981	29,939
Total financial liabilities at amortized cost	1,888,317	6,008,125	7,896,442

	12-31-2022 ThU.S.$
	Current	Non-current	Total
Other financial liabilities	373,344	5,080,792	5,454,136
Lease liabilities	36,784	227,440	264,224
Trade and other payables	812,838	20,116	832,954
Accounts payable to related parties	14,280	6,731	21,011
Total financial liabilities at amortized cost	1,237,246	5,335,079	6,572,325

23.8 Cash flow hedges reserve reconciliation

The following table sets forth the reconciliation balances of cash flow hedges presented in the consolidated statements of comprehensive income:

	January - December
	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Opening balance	(10,112)	(136,859)	(37,007)
Gains (losses) on cash flow hedges, before tax	(72,816)	186,911	(84,879)
Recycle of cash flow hedges to profit or loss	(1,634)	(9,577)	(45,426)
Income tax relating to cash flow hedges of other comprehensive income	19,610	(50,587)	30,453
Closing balance	(64,952)	(10,112)	(136,859)

23.9 Capital disclosures

23.9.1 Information on objectives, policies and processes applied by the company regarding capital management

Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long-term;
b)	Ensuring funding for new investments to achieve sustainable growth over time;
c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and
d)	Maximizing the Company’s value and providing an adequate return to shareholders.

23.9.2 Qualitative information on objectives, policies and processes applied by the company regarding capital management

Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings, bonds and lease liabilities).

23.9.3 Quantitative Information on capital management

The financial covenants to which Arauco is subject are shown in the following table:

Instrument	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$	Interest coverage >= 2,0x	Debt level (1) <= 1,2x
Domestic bonds (Chile)	1,594,291	1,116,083	N/R	✓
Term loan credit	272,664	-	✓	✓
RCF credit	225,040	-	✓	✓
Syndicate borrowing - Grayling	212,619	242,483	✓	✓
Syndicate ECA - MAPA	414,428	455,325	✓	✓
N/R: Not required for the financial obligation.
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests).

As of December 31, 2023 and 2022, Arauco has complied with all of its financial covenants.

The following table sets forth the credit ratings of our debt instruments as of December 31, 2023, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and makes adjustments based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions and based on opportunities that may arise to improve the Company’s level of liquidity.

The capitalization of Arauco as of December 31, 2023 and 2022 is as follows:

	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Equity	8,009,029	8,259,984
Bank borrowings	1,499,051	940,677
Lease liabilities	559,382	264,224
Bonds issued	4,997,038	4,513,459
Capitalization	15,064,500	13,978,344

23.10 Risk management

Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks). Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.

Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units. The company is not actively involved in trading its financial assets for speculative purposes.

23.10.1 Type of risk: Credit risk

Description

Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.

Explanation of credit risk exposure and how this risk arises

Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.

Accounts exposed to credit risk are trade receivables, financial lease debtors and other debtors.

Arauco does not have a securitized portfolio.

	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Current receivables

Trade receivables	688,098	726,936
Lease receivable	16,314	5,067
Sundry debtors	8,615	4,451
Other receivables	222,945	54,525
Prepayments	61,930	82,316
Net subtotal	997,902	873,295

Trade receivables	694,183	731,445
Lease receivable	16,314	5,067
Sundry debtors	10,464	4,866
Other receivables	223,956	55,687
Prepayments	61,930	82,316
Gross subtotal	1,006,847	879,381

Provision for doubtful trade receivables	6,085	4,509
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	1,849	415
Provision for doubtful other receivables	1,011	1,162
Subtotal bad debt	8,945	6,086

Non-current receivables

Trade receivables	36	36
Lease receivable	64,611	23,868
Sundry debtors	2,705	4,460
Other receivables	25,272	2,448
Prepayments	8,877	1,862
Net subtotal	101,501	32,674

Trade receivables	1,521	1,910
Lease receivable	64,611	23,868
Sundry debtors	2,705	4,460
Other receivables	25,272	2,448
Prepayments	8,877	1,862
Gross subtotal	102,986	34,548

Provision for doubtful trade receivables	1,485	1,874
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	-	-
Provision for doubtful other receivables	-	-
Subtotal bad debt	1,485	1,874

Explanation of risk management objectives, policies and processes, and measurement methods

The Credit and Collections Sub-Division, dependent from the Treasury Department, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.

As of December 31, 2023, Arauco’s balance for commercial debtors was ThU.S.$ 695,704 of which, according to the agreed sales conditions, 54.18% corresponded to sales on credit (open account), 44.29% to sales with letters of credit and 1.53% to other types of sales. The client with the largest Open Account debt represented 2.08% of the total accounts receivable as of that date.

Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2023
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,375	750	34	30	79	8	3	3	2	42	2,326
ThU.S.$	638,656	41,369	1,503	9,275	70	104	55	15	11	4,646	695,704
%	91.80%	5.95%	0.22%	1.33%	0.01%	0.01%	0.01%	0.00%	0.00%	0.67%	100%

December 31, 2022
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,500	689	69	43	37	25	18	27	16	62	2,486
ThU.S.$	700,691	23,995	1,941	474	352	133	87	94	67	5,521	733,355
%	95.56%	3.27%	0.26%	0.06%	0.05%	0.02%	0.01%	0.01%	0.01%	0.75%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.

December 31, 2023:
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	303,333	4,828	-	-	-	-	-	-	-	-	308,161
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	327,223	35,426	1,468	9,214	58	101	55	15	11	3,307	376,878
Loss allowance provision	3,272	-	44	30	6	10	6	15	11	2,799	6,193
Expected loss rate	1.00%	0.00%	3.00%	0.33%	10.34%	9.90%	10.91%	100.00%	100.00%	84.64%
Others	8,100	1,115	35	61	12	3	-	-	-	1,339	10,665
Loss allowance provision	-	-	-	6	5	2	-	25	-	1,339	1,377
Expected loss rate	0.00%	0.00%	0.00%	9.84%	41.67%	66.67%	0.00%	0.00%	0.00%	100.0%
Total trade receivables (ThU.S.$)	638,656	41,369	1,503	9,275	70	104	55	15	11	4,646	695,704
Total allowance for doubtful accounts (ThU.S.$)	3,272	-	44	36	11	12	6	40	11	4,138	7,570

December 31, 2022:
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	335,897	1,080	10	-	-	-	-	-	-	-	336,987
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	363,423	22,175	1,791	300	299	100	87	93	67	3,505	391,840
Loss allowance provision	1,545	-	59	34	38	10	9	93	41	2,487	4,316
Expected loss rate	0.43%	0.00%	3.27%	11.22%	12.74%	9.52%	9.82%	99.08%	60.88%	70.95%
Others	1,371	740	140	174	53	33	-	1	-	2,016	4,528
Loss allowance provision	-	-	1	17	31	19	-	1	-	2,000	2,069
Expected loss rate	0.00%	0.00%	0.85%	9.94%	57.52%	55.92%	0.00%	96.35%	0.00%	99.25%
Total trade receivables (ThU.S.$)	700,691	23,995	1,941	474	352	133	87	94	67	5,521	733,355
Total allowance for doubtful accounts (ThU.S.$)	1,545	-	60	51	69	29	9	94	41	4,487	6,385

Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a client shall be analyzed on a case-by-case basis and subjected to the approval of the Corporate Finance Division.

Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2023, 2022 and 2021:

	December 2023	December 2022	December 2021
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	7,960	8,792	8,000
Increase in loan loss allowance recognized in profit or loss during the year	3,507	1,097	2,229
Receivables written off during the year as uncollectible	-	(321)	(216)
Unused amount reversed	(1,037)	(1,608)	(1,221)
Closing balance	10,430	7,960	8,792

Currently there is a policy for provisions for doubtful accounts receivable under IFRS for all the Arauco group companies.

Explanation regarding the sales risk with letters of credit

The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.

Explanation of the sales risk with credit line

Sales on credit are subject to the credit limit for each customer. The approval or rejection of a credit limit for all term sales is conducted by the Corporate Credit Sub-Division, as well as by the Credit and Collections area for North America, Brazil and Argentina, which report to the Corporate Finance Division. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy.

A procedure that must be applied by all the companies of the Arauco group has been established for the approval and/or modification of client credit lines. Credit line requests are entered to the SAP that analyzes all available information. Afterwards, the same are either approved or rejected in each one of the internal committees of each company belonging to the Arauco group, depending on the maximum amount authorized by the Credit Policy. Lines of credit are renewed during this internal process on a yearly basis.

All sales are automatically controlled by a credit verification system, which has been configured to block any orders from clients who are delinquent in a given percentage of a debt and/or from clients whose line of credit, as of the time of the product’s shipping, has been exceeded or is overdue.

In order to minimize the credit risk for term or Open Account sales, it is Arauco’s policy to take out insurance to cover the export sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., Arauco Argentina S.A., and Arauco do Brasil S.A., as well as the domestic sales of Arauco Europe Coöperatief U.A., Arauco Argentina S.A., Araucomex S.A. de C.V., Arauco Industria de México, S.A. de C.V., Arauco Peru S.A., Arauco North America, Inc., Arauco Canada Ltd., Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Arauco Florestal Arapoti S.A., Arauco Forest Brasil S.A., Arauco do Brasil S.A. and Arauco Industria de Paineis S.A. Arauco works with credit insurance company Allianz Trade For Multinationals (Aa2 rating, as per risk rating companies Moody’s).

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee through guarantees, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, checks, promissory notes, borrowings or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$ 112,873, effective as of December 31, 2023, as summarized in the following chart. The procedure for guarantees is regulated by Arauco’s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

Guarantees Arauco group (ThU.S.$)
Guarantees debtors (received from clients)
Certificate of deposits	2,182	2.02%
Standby	7,404	9.36%
Promissory notes	88,541	74.68%
Finance	1,796	1.67%
Mortgage	721	0.94%
Pledge	632	0.59%
Loan agreement	11,597	10.74%
Total guarantees	112,873	100.00%

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors’ account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.

In summary, the open account debt covered by the various insurance policies and guarantees amounts to 99.04% and, therefore, Arauco’s portfolio exposure amounts to 0.96%.

Secured open accounts receivable	ThU.S.$	%
Total open accounts receivable	434,541	100.00%
Secured receivables (*)	430,369	99.04%
Unsecured receivables	4,172	0.96%
(*) Insured debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others.

Investment policy:

Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which the Arauco companies, in particular Celulosa Arauco y Constitucion S.A., are authorized to invest. The Company’s Treasury Department is centralized with operations in Chile, USA, Canada and México. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long-term debt subscriptions. Exceptions to this rule apply to short and long-term debt, and will be for specific investments made through other companies where authorization is required from the Chief Financial Officer.

For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.

Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.

The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long-term debt securities obtained from rating agencies authorized by the Commission for the Financial Market (Fitch Ratings Chile, Humphreys and Feller Rate).

Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco’s Chief Financial Officer.

23.10.2 Type of risk: Liquidity risk

Description

This risk corresponds to Arauco’s ability to fulfill its financial obligations upon maturity.

Explanation of liquidity risk exposure and how this risk arises

Arauco’s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.

Explanation of objectives, policies and processes for risk management, and measurement methods

The Corporate Financial Management Division monitors on an ongoing basis the Company’s cash flow forecasts based on short and long-term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.

The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2023 and 2022.

The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities.

December 31, 2023				Maturity							Total
Tax ID	Name	Currency	Bank borrowings	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 Years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non current ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Bank of Nova Scotia	-	19,715	19,661	293,584	-	-	-	19,715	313,245	7.09%	Fixed 7.05%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Bank of Nova Scotia	-	15,037	227,465	-	-	-	-	15,037	227,465	6.63%	Fixed 6.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Banco de Chile	70,316	-	-	-	-	-	-	70,316	-	5.72%	Fixed 5.72%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	76,690	75,881	75,118	74,346	73,577	72,803	76,690	371,725	1.10%	Fixed 1.06%
-	TecVerde Engenharia S.A.	Brazilian real	ITAU	-	1,722	-	-	-	-	-	1,722	-	9.00%	Fixed 4.63%
-	TecVerde Engenharia S.A.	Brazilian real	Banco Regional de Desenvolvimiento do Extremo Sul	30	34	121	146	-	-	-	64	267	6.00%	Fixed 5.10%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,678	-	-	-	-	-	7,678	-	4.76%	Fixed 4.76%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,559	-	-	-	-	-	2,559	-	4.76%	Fixed 4.76%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	28,153	-	-	-	-	-	28,153	-	4.76%	Fixed 4.76%
-	Eufores S.A.	U.S. dollar	BBVA	-	17,989	-	-	-	-	-	17,989	-	5.60%	Fixed 5.6%
-	Eufores S.A.	U.S. dollar	ITAU	-	7,713	-	-	-	-	-	7,713	-	5.75%	Fixed 5.75%
-	Eufores S.A.	U.S. dollar	Scotiabank	-	2,569	-	-	-	-	-	2,569	-	5.65%	Fixed 5.65%
-	Eufores S.A.	U.S. dollar	Santander	-	28,262	-	-	-	-	-	28,262	-	5.70%	Fixed 5.7%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Safra S.A.	2,773	2,641	18,670	16,880	15,104	-	-	5,414	50,654	13.30%	CDI + 1.65%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	34	34	68	550	-	-	-	68	618	13.40%	CDI + 1.75%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	4,729	4,752	9,440	76,976	-	-	-	9,481	86,416	13.27%	CDI + 1.62%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco BTG pactual S.A.	-	6,713	22,786	20,562	18,302	-	-	6,713	61,650	13.21%	CDI + 1.56%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco Safra S.A.	-	13,988	12,628	11,311	-	-	-	13,988	23,939	13.20%	CDI + 1.55%
-	Arauco Argentina S.A.	Brazilian real	Banco Industria y Comercial de China	-	585	-	-	-	-	-	585	-	14.50%	Fixed 14.5%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industria y Comercial de China	-	602	-	-	-	-	-	602	-	15.00%	Fixed 15.0%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industria y Comercial de China	-	1,842	-	-	-	-	-	1,842	-	15.50%	Fixed 15.5%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industria y Comercial de China	953	-	-	-	-	-	-	953	-	15.50%	Fixed 15.5%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industria y Comercial de China	-	1,192	-	-	-	-	-	1,192	-	15.60%	Fixed 15.6%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industria y Comercial de China	608	-	-	-	-	-	-	608	-	16.00%	Fixed 16.0%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	217,811	-	-	-	-	-	217,811	-	7.36%	1.90% + Sofr 6m
			Total	79,443	458,281	386,720	495,127	107,752	73,577	72,803	537,724	1,135,979

December 31, 2023				Maturity							Total
Tax ID	Name	Currency	Bonds	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non current ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	23,465	22,671	21,876	21,081	20,286	19,492	23,465	105,406	4.26%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,386	9,068	8,750	8,432	8,115	7,797	9,386	42,162	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	25,444	24,696	23,947	23,199	22,451	82,318	25,444	176,611	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,417	7,417	7,417	7,417	7,417	256,060	7,417	285,728	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,959	4,959	212,811	-	-	-	4,959	217,770	2.43%	2.39%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,605	2,605	2,605	2,605	127,317	-	2,605	135,132	2.12%	2.09%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,132	6,132	6,132	6,132	6,132	320,618	6,132	345,146	2.70%	2.68%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Y	-	2,558	2,558	2,558	2,558	2,558	92,093	2,558	102,325	3.10%	3.08%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Z	-	6,599	6,599	6,599	6,599	6,599	303,536	6,599	329,932	3.18%	3.17%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AB	-	6,599	6,599	6,599	6,599	6,599	323,333	6,599	349,729	3.19%	3.17%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2024	11,250	511,250	-	-	-	-	-	522,500	-	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	19,375	519,375	-	-	19,375	558,125	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	818,000	22,000	906,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	510,625	21,250	595,625	4.27%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,063,750	27,500	1,173,750	5.51%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	531,500	21,000	615,500	4.21%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,053,625	25,750	1,156,625	5.16%	5.15%
			Total	34,625	719,914	230,179	436,169	721,497	324,974	5,382,747	754,539	7,095,566

December 31, 2023				Maturity							Total
Tax ID	Name	Currency	Underlying asset class	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non current ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	176	408	442	274	4	-	-	584	720
85.805.200-9	Forestal Arauco S.A.	U.F.	Lands	478	-	478	418	418	418	6,767	478	8,499
85.805.200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	240	-	240	960
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	510	1,189	2,078	2,081	1,750	1,750	1,021	1,699	8,680
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	101	202	505	632	135	-	-	303	1,272
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	146	439	38	-	-	-	-	585	38
-	Arauco Argentina S.A.	U.S. dollar	IT equipment	5	9	-	-	-	-	-	14	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	251	418	-	-	-	-	-	669	-
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	585	1,004	498	165	-	-	-	1,589	663
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	4	13	12	-	-	-	-	17	12
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	56	8	-	-	-	-	-	64	-
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	11	6	-	-	-	-	-	17	-
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	11,308	18,810	24,625	26,022	25,990	27,219	442,609	30,118	546,465
-	Arauco Celulose do Brasil S.A.	Brazilian real	Buildings and constructions	18	55	73	12	-	-	-	73	85
-	Arauco Celulose do Brasil S.A.	Brazilian real	IT equipment	13	38	51	30	-	-	-	51	81
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	1,106	1,573	2,679	2,679	2,679	2,679	24,114	2,679	34,830
93.458.000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Buildings and constructions	434	1,302	1,735	1,735	1,735	1,736	-	1,736	6,941
93.458.000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Motor vehicles	433	1,299	1,732	1,732	1,732	1,732	509	1,732	7,437
93.458.000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Plants and equipments	1,003	3,008	4,026	4,040	4,055	4,070	56,456	4,011	72,647
93.458.000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Motor vehicles	2,911	8,732	10,857	5,611	2,423	2,423	1,818	11,643	23,132
93.458.000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Motor vehicles	42	103	90	27	-	-	-	145	117
-	Arauco North America, Inc.	Brazilian real	Buildings and constructions	481	1,209	1,199	1,442	206	226	270	1,690	3,343
-	Arauco Canada Limited	Brazilian real	Motor vehicles	17	53	51	55	40	-	-	70	146
-	Arauco North America, Inc.	Brazilian real	Motor vehicles	199	626	437	216	62	1	-	825	716
-	Celulosa y Energía Punta Pereira S.A.	Brazilian real	Plants and equipments	240	560	641	641	641	641	6,693	800	9,257
-	Eufores S.A.	Brazilian real	Lands	1,008	3,021	6,808	6,327	5,834	5,548	35,413	4,029	59,930
-	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	917	1,222	1,222	306	-	1,223	3,667
-	Eufores S.A.	U.S. dollar	Buildings and constructions	87	108	111	152	158	163	648	195	1,232
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	9	19	6	3	-	-	-	28	9
-	E2E SpA.	Chilean pesos	Lands	107	321	-	-	-	-	-	428	-
-	TecVerde Engenharia S.A.	Brazilian real	Lands	-	-	143	-	-	-	-	-	143
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	8	23	23	13	8	-	-	31	44
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	19	56	19	-	-	-	-	75	19
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	421	1,303	643	359	196	17	-	1,724	1,215
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	9	81	126	138	155	174	31	90	624
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	25	80	63	40	-	-	-	105	103
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	34	107	157	175	78	-	-	141	410
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	4	-	-	-	-	-	5	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	IT equipment	2	5	4	-	-	-	-	7	4
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	7	22	19	3	-	-	-	29	22
79.990.550-7	Investigaciones Forestales Bioforest SpA.	U.F.	Motor vehicles	3	2	-	-	-	-	-	5	-
			Total	22,634	47,313	61,526	56,484	49,761	49,343	576,349	69,947	793,463

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2022				Maturity							Total
Tax ID	Name	Currency	Bank borrowings	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non c urrent ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	71,000	66,743	66,040	65,380	64,711	127,424	71,000	390,298	1.10%	1.06%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Banco de Chile	60,259	-	-	-	-	-	-	60,259	-	5.17%	Fixed 5.17%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco Interamericano de Desarrollo A	1,138	1,074	-	-	-	-	-	2,212	-	5.89%	2.05% + libor 6m
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco BBVA	-	5,122	-	-	-	-	-	5,122	-	4.95%	Fixed 4.95%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollar	Banco Interamericano de Desarrollo A	4,512	4,300	-	-	-	-	-	8,812	-	5.89%	2.05% + libor 6m
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollar	Finnish Export Credit	24,459	-	-	-	-	-	-	24,459	-	3.20%	3.20%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	27,688	-	-	-	-	-	27,688	-	1.40%	Fixed 1.4%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,517	-	-	-	-	-	2,517	-	1.40%	Fixed 1.4%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,551	-	-	-	-	-	7,551	-	1.40%	Fixed 1.4%
-	Eufores S.A.	U.S. dollar	Banco Itaú	-	15,382	-	-	-	-	-	15,382	-	5.17%	Fixed 5.165%
-	Eufores S.A.	U.S. dollar	Santander	-	21,382	-	-	-	-	-	21,382	-	5.12%	Fixed 5.12%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Safra S.A.	2,826	2,830	5,586	17,983	16,081	14,194	-	5,656	53,844	15.30%	CDI + 1.65%
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Banco Safra S.A.	-	4,209	13,463	12,029	10,628	-	-	4,209	36,120	15.20%	CDI + 1.55%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	45,760	217,247	-	-	-	-	45,760	217,247	4.23%	1.65% + libor 6m
			Total	93,194	208,815	303,039	96,052	92,089	78,905	127,424	302,009	697,509

December 31, 2022				Maturity							Total
Tax ID	Name	Currency	Bonds	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non current ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	23,934	23,149	22,365	21,581	20,797	39,243	23,934	127,135	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,573	9,260	8,946	8,633	8,319	15,697	9,573	50,855	4.24%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	25,840	25,102	24,364	23,625	22,887	103,359	25,840	199,337	3.95%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,317	7,317	7,317	7,317	7,317	259,931	7,317	289,199	3.56%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,892	4,892	4,892	209,947	-	-	4,892	219,731	2.43%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,570	2,570	2,570	2,570	2,570	125,603	2,570	135,883	2.11%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,050	6,050	6,050	6,050	6,050	322,353	6,050	346,553	2.68%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2024	11,250	11,250	522,500	-	-	-	-	22,500	522,500	4.51%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	19,375	19,375	509,688	-	19,375	567,813	3.89%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	840,000	22,000	928,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	531,875	21,250	616,875	4.26%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,091,250	27,500	1,201,250	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	552,500	21,000	636,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,079,375	25,750	1,182,375	5.16%	5.15%
			Total	34,625	204,926	737,715	213,379	416,598	695,128	4,961,186	239,551	7,024,006

December 31, 2022				Maturity							Total
Tax ID	Name	Currency	Underlying asset class	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non current ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	421	639	571	433	268	4	-	1,060	1,276
85.805.200-9	Forestal Arauco S.A.	U.F.	Lands	282	-	282	282	282	282	4,654	282	5,782
85.805.200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	240	240	240	1,200
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	242	-	-	-	-	-	-	242	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	96	289	268	209	640	-	-	385	1,117
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	97	169	120	120	354	-	-	266	594
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	116	345	460	38	-	-	-	461	498
-	Arauco Argentina S.A.	U.S. dollar	IT equipment	6	10	-	-	-	-	-	16	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	251	752	668	-	-	-	-	1,003	668
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	429	1,161	750	-	-	-	-	1,590	750
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazilian real	Motor vehicles	5	3	-	-	-	-	-	8	-
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazilian real	Buildings and constructions	1	3	-	-	-	-	-	4	-
-	Arauco Industria de Paineis S.A.	Brazilian real	Fixed facilities and accessories	9	16	-	-	-	-	-	25	-
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	5	12	16	11	-	-	-	17	27
-	Arauco Industria de Paineis S.A.	Brazilian real	Motor vehicles	10	30	9	-	-	-	-	40	9
-	Arauco Forest Brasil S.A.	Brazilian real	IT equipment	1	-	-	-	-	-	-	1	-
-	Arauco Forest Brasil S.A.	Brazilian real	Lands	1,569	3,285	4,885	4,885	4,506	3,636	-	4,854	17,912
-	Arauco Forest Brasil S.A.	Brazilian real	Motor vehicles	147	405	131	-	-	-	-	552	131
-	Arauco Florestal Arapoti S.A.	Brazilian real	Motor vehicles	92	89	24	-	-	-	-	181	24
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	52	157	52	-	-	-	-	209	52
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	21	53	14	-	-	-	-	74	14
-	Arauco do Brasil S.A.	Brazilian real	Motor vehicles	18	20	2	-	-	-	-	38	2
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	381	4,030	4,058	4,058	4,058	4,058	45,148	4,411	61,380
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Motor vehicles	203	552	328	164	-	-	-	755	492
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	-	2,381	2,381	2,381	2,381	2,381	23,808	2,381	33,332
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Buildings and constructions	18	53	-	-	-	-	-	71	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	424	1,273	1,697	1,697	1,697	1,697	1,698	1,697	8,486
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	139	174	142	88	27	-	-	313	257
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	-	-	-	-	-	-	15	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. dollar	Plants and equipments	999	2,998	4,011	4,026	4,040	4,055	60,526	3,997	76,658
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	2,866	2,953	-	-	-	-	-	5,819	-
-	Arauco North America, Inc.	U.S. dollar	Buildings and constructions	336	852	1,020	1,131	1,162	499	429	1,188	4,241
-	Arauco North America, Inc.	U.S. dollar	Motor vehicles	173	540	593	244	52	4	-	713	893
-	Arauco Canada Limited	Canadian dollar	Motor vehicles	4	23	-	-	-	-	-	27	-
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollar	Plants and equipments	239	719	800	641	641	641	7,332	958	10,055
-	Eufores S.A.	U.S. dollar	Lands	975	2,926	6,808	6,306	5,861	5,373	38,052	3,901	62,400
	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	1,222	1,222	1,222	1,222	-	1,223	4,888
-	Eufores S.A.	U.S. dollar	Buildings and constructions	70	88	49	-	-	-	-	158	49
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	1,400	3,451	-	-	-	-	-	4,851	-
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	63	42	28	6	3	-	-	105	37
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	7	18	19	12	2	-	-	25	33
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	18	54	72	18	-	-	-	72	90
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	456	1,126	1,620	-	-	-	-	1,582	1,620
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	29	68	-	-	-	-	-	97	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	17	53	76	26	11	-	-	70	113
-	Arauco Industria de México, S.A. de C.V.	U.S. dollar	Plants and equipments	79	26	-	-	-	-	-	105	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	13	9	-	-	-	-	-	22	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	5	-	-	-	-	4	5
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	IT equipment	1	5	7	4	-	-	-	6	11
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	6	17	26	17	3	-	-	23	46
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	16	-	-	-	-	-	-	16	-
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	9	12	5	-	-	-	-	21	5
			Total	13,193	32,981	33,459	28,259	27,450	24,092	181,887	46,174	295,147

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

Guarantees

As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$ 18 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.

As of December 31, 2023, the total assets pledged as an indirect guarantee were MU.S.$ 413. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.

On September 29, 2011, Arauco entered into a Security Agreement under which it granted a non-joint guarantee limited to 50% of the obligations of the Uruguayan companies (joint ventures) Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A., under the IDB Facility Agreement in the amount of up to MU.S.$ 454 and the Finnvera Guaranteed Facility Agreement in the amount of up to MU.S.$ 900. As of December 31, 2023 both agreement were paid, finishing the related indirect guarantee.

Direct and indirect guarantees granted by Arauco:

DIRECT

Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	697	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	317	Railways
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	15,351	Sociedad Concesionaria Autopista Costa Arauco S.A.
Investigaciones Forestales Bioforest SpA.	Guarantee letter	-	Chilean pesos	213	Innova Chile
Investigaciones Forestales Bioforest SpA.	Guarantee letter	-	U.F.	1,356	Innova Chile
		Total		17,934

INDIRECT

Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Full Guarantee, of Arauco North America, Inc.	-	U.S. dollar	210,000	Bank Itaú Corpbanca – NY Branch
Arauco do Brasil S.A.	Endorsement of Arauco Forest Brasil S.A.	-	Brazilian real	43,689	Banco Safra S.A.
Arauco do Brasil S.A.	Endorsement of Mahal Empreendimentos e Participações S.A.	-	Brazilian real	31,464	Banco Safra S.A.
Arauco do Brasil S.A.	Endorsement of Arauco Celulose do Brasil S.A.	-	Brazilian real	74,810	Itaú Unibanco S.A.
Arauco do Brasil S.A.	Endorsement of Arauco Celulose do Brasil S.A.	-	Brazilian real	53,275	Bank BTG Pactual S.A.
		Total		413,238

23.10.3
Type of risk: Market risk – exchange rate

Description

Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.

Explanation of currency risk exposure and how this risk arises

Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean peso, Euro, Brazilian real or other foreign currencies. In the case of significant exchange rate variations, the Chilean peso is the currency that represents the main currency risk. See Note 11 for details assets and liabilities classified by currency.

Explanation of risk management objectives, policies and processes, and measurement methods

Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.

Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean peso. This fluctuation range is considered possible given current market conditions as of the date of these consolidated financial statements. With all other variables at a constant rate, a U.S. dollar exchange rate variation of +/- 10% in relation to the Chilean peso would mean a change in the net income year after tax +/- 2.26% (equivalent to ThU.S.$ -/+ 8,115), and +/- 0.06% of equity (equivalent to ThU.S.$ -/+ 4,869).

Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian real, which is considered a possible range of fluctuation given the market conditions as of the date of these consolidated financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian real would mean a variation on the net income after tax +/- 2.29% (equivalent to ThU.S.$-/+$ 8,195) and a change on the equity of +/- 1.38% (equivalent to ThU.S.$ -/+$ 110,754).

23.10.4 Type of risk: Market risk – interest rate risk

Description

Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.

Explanation of interest rate risk exposure and how this risk arises

Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.

Explanation of risk management objectives, policies and processes, and measurement methods

Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2023, 5.9% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.47% (equivalent to ThU.S.$-/+ 1,698) and +/- 0.013% (equivalent to ThU.S.$-/+ 1,019) on equity.

	December 2023 ThU.S.$	Total
Fixed rate	6,639,075	94.1%
Bonds issued	4,997,038
Bank borrowings and others (*)	1,082,655
Lease liabilities	559,382
Variable rate	416,396	5.9%
Bonds issued	-
Bank borrowings	416,396
Total	7,055,471	100.0%

	December 2022 ThU.S.$	Total
Fixed rate	5,637,820	98.6%
Bonds issued	4,513,459
Bank borrowings and others (*)	860,137
Lease liabilities	264,224
Variable rate	80,540	1.4%
Bonds issued	-
Bank borrowings	80,540
Total	5,718,360	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

23.10.5 Type of risk: Market risk – price of pulp risks

Description

Pulp prices are determined by world and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.

Explanation of price risk exposure and how this risk arises

Pulp prices are reflected in revenue from sales and directly affect the net income for the period.

As of December 31, 2023, revenue due to pulp sales accounted for 46.6% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.

Explanation of risk management objectives, policies and processes, and measurement methods

This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.

Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 52.2% (equivalent to ThU.S.$-/+ 187,291) on the income for the year 2023 after tax and +/- 1.4% (equivalent to ThU.S.$ -/+ 112,374) on equity.